Cover	Mar. 21, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2024
Entity File Number	001-36529
Entity Registrant Name	CARECLOUD, INC.
Entity Central Index Key	0001582982
Entity Tax Identification Number	22-3832302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Clyde Road
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	(732)
Local Phone Number	873-5133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0. 001 Per Share [Member]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CCLD
Security Exchange Name	NASDAQ
Sec 11 Series Cumulative Redeemable Perpetual Preferred Stock Par Value 0. 001 Per Share [Member]
Title of 12(b) Security	11% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	CCLDP
Security Exchange Name	NASDAQ
Sec 8. 75 Series B Cumulative Redeemable Perpetual Preferred Stock Par Value 0. 001 Per Share [Member]
Title of 12(b) Security	8.75% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	CCLDO
Security Exchange Name	NASDAQ